DEFERRED GAINS AND OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other noncurrent liabilities

	2018	2017
Deferred gains on sale and leasebacks (1)	$19.6	$23.1
Deferred revenue	99.7	116.9
Share-based compensation obligations (Note 23)	75.4	62.5
Contingent consideration arising on business combinations	11.0	—
Interest payable	9.5	5.1
Purchase options	6.2	1.6
Other	8.5	8.6
	$229.9	$217.8
(1) The related amortization for the year amounted to $3.7 million (2017 – $3.7 million).